Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2019
Revenue and Other Income [Abstract]
Schedule of revenue and other income
	30 June 2019	30 June 2018	30 June 2017
	AUD$	AUD$	AUD$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers	2,387,426	1,842,909	1,396,197
Total Revenue from Operating Activities	2,387,426	1,842,909	1,396,197

Other Income
Other income	1,045	40	30,672
Australian Federal R&D Tax Concession Refund	531,005	1,849,123	1,575,315
Total Other Income	532,050	1,849,163	1,605,987

Other Gains/(Losses) – Net
Net foreign exchange gains/(losses)	51,807	258,767	(238,985)
Net impairment losses	(13,394)	(163,600)	(136,494)
Total Other Gains/(Losses) – Net	38,413	95,167	(375,479)
Total Revenue, Other Income and Other Gains/(Losses) – Net	2,957,889	3,787,239	2,626,705